Related Party Transactions - Summary of Major Loan and Borrowing Transactions with Related Parties (Details) - KRW (₩) ₩ in Millions		12 Months Ended
		Dec. 31, 2022		Dec. 31, 2021		Dec. 31, 2020
W Service Networks Co., Ltd.
Reconciliation of changes in finance agreements to related parties [Abstract]
Beginning balance		₩ 20	[1]	₩ 21	[1]	₩ 23
Changes in finance agreements to related parties [Abstract]
Loan		352		248		337
Collection		252		249		339
Others		0		0
Ending balance	[1]	120		20		21
Korea Credit Bureau Co., Ltd.
Reconciliation of changes in finance agreements to related parties [Abstract]
Beginning balance		2	[1]	1	[1]	3
Changes in finance agreements to related parties [Abstract]
Loan		15		11		17
Collection		15		10		19
Others		0		0
Ending balance	[1]	2		2		1
Korea Finance Security Co., Ltd.
Reconciliation of changes in finance agreements to related parties [Abstract]
Beginning balance		3,425	[1]	3,440	[1]	1,860
Changes in finance agreements to related parties [Abstract]
Loan		2,407		333		2,133
Collection		2,399		348		553
Others		0		0
Ending balance	[1]	3,433		3,425		3,440
LOTTE CARD Co., Ltd.
Reconciliation of changes in finance agreements to related parties [Abstract]
Beginning balance		3,750	[1]	7,500	[1]	7,500
Changes in finance agreements to related parties [Abstract]
Loan		50,000		0		0
Collection		3,750		3,750		0
Others		0		0
Ending balance	[1]	50,000		3,750		7,500
K BANK Co., Ltd.
Reconciliation of changes in finance agreements to related parties [Abstract]
Beginning balance		99	[1]	104	[1]	141
Changes in finance agreements to related parties [Abstract]
Loan		315		1,769		1,942
Collection		411		1,774		1,979
Others		0		0
Ending balance	[1]	3		99		104
Well to Sea No.3 Private Equity Fund
Reconciliation of changes in finance agreements to related parties [Abstract]
Beginning balance				0	[1]	4,490
Changes in finance agreements to related parties [Abstract]
Loan						0
Collection						4,490
Ending balance	[1]					0
Godo Kaisha Oceanos 1 [Member]
Reconciliation of changes in finance agreements to related parties [Abstract]
Beginning balance		43,033	[1]	44,036
Changes in finance agreements to related parties [Abstract]
Loan		41,467		0
Collection		43,033		0
Others		(1,653)		(1,003)
Ending balance		39,814	[1]	43,033	[1]	44,036
Woori Zip 1 [Member]
Reconciliation of changes in finance agreements to related parties [Abstract]
Beginning balance		12,775	[1]	0
Changes in finance agreements to related parties [Abstract]
Loan		0		13,121
Collection		0		0
Others		(956)		(346)
Ending balance		11,819	[1]	12,775	[1]	0
Woori Zip 2 [Member]
Reconciliation of changes in finance agreements to related parties [Abstract]
Beginning balance		18,132	[1]	0
Changes in finance agreements to related parties [Abstract]
Loan		0		18,624
Collection		0		0
Others		(1,356)		(492)
Ending balance		16,776	[1]	18,132	[1]	₩ 0
Central Network Solutions Co., Ltd. [Member]
Reconciliation of changes in finance agreements to related parties [Abstract]
Beginning balance		0
Changes in finance agreements to related parties [Abstract]
Loan		251
Collection		0
Others		0
Ending balance		₩ 251	[1]	₩ 0

[1]	Payments that occurred for business reasons among related parties are excluded and net increase or decrease was used for limited credit loan.